RULE 497(e)
                                                                        33-34841
                                                                        811-6011

                              THE MONTGOMERY FUNDS

                      Supplement dated July 1, 1998, to the

                                   Prospectus
                     dated October 15, 1998, as supplemented

For the Montgomery Equity Income Fund--Class R Shares

Effective immediately, William T. King, CFA, has taken full responsibility for, and is the lead portfolio manager of, the Equity Income Fund. Mr. King is a portfolio manager and principal with the Manager. Mr. King has been a portfolio manager of the Equity Income Fund since 1996. From 1994 through 1996 he was a senior analyst with the Manager, focusing on Financials, Pharmaceuticals, Electrical Products, Forest Products, Energy, Printing & Publishing, Autos and Diversified Industries. Prior to that, Mr. King held portfolio management and analyst positions with Merus Capital Management, SEI and Kaiser Industries.

                                                                     RULE 497(e)
                                                                        33-34841
                                                                        811-6011

                              THE MONTGOMERY FUNDS

                      Supplement dated July 1, 1998, to the

                                   Prospectus
                             dated October 15, 1998

For the Montgomery Equity Income Fund--Class P Shares

Effective immediately, William T. King, CFA, has taken full responsibility for, and is the lead portfolio manager of, the Equity Income Fund. Mr. King is a portfolio manager and principal with the Manager. Mr. King has been a portfolio manager of the Equity Income Fund since 1996. From 1994 through 1996 he was a senior analyst with the Manager, focusing on Financials, Pharmaceuticals, Electrical Products, Forest Products, Energy, Printing & Publishing, Autos and Diversified Industries. Prior to that, Mr. King held portfolio management and analyst positions with Merus Capital Management, SEI and Kaiser Industries.